6. PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Premises And Equipment Details
Land	$ 11,674	$ 10,241
Buildings and improvements	22,403	20,251
Furniture, fixtures and equipment	12,667	11,995
Premises and equipment, Gross	46,744	42,487
Less accumulated depreciation	(17,240)	(16,072)
Premises and equipment, net	$ 29,504	$ 26,415